3. SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)						12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012	Mar. 31, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2012 Minimum [Member]	Sep. 30, 2012 Minimum [Member] Land Improvements [Member]	Sep. 30, 2012 Maximum [Member]	Sep. 30, 2012 Maximum [Member] Land Improvements [Member]
Cash insured by Federal Deposit Insurance Corporation		$ 250,000
Reserve for impaired inventory	10,000	10,000		10,000
Estimated useful lives of assets						2 years	5 years	10 years	20 years
Deferred revenue	166,667	666,667		0
Refundable tax assets	$ 16,663	$ 29,316		$ 9,080
Options outstanding		5,920,000		6,920,000	4,735,000
Warrants outstanding	2,827,051		4,977,050	4,569,050